UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tactical Income
Central Fund

December 31, 2007

1.811341.103

TP1-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,758,528
5.875% 3/15/11	12,095,000	12,272,784
		20,031,312
Automobiles - 0.2%
Ford Motor Co. 7.45% 7/16/31	12,780,000	9,489,150
Household Durables - 0.1%
Fortune Brands, Inc.:
5.125% 1/15/11	5,950,000	5,937,927
5.875% 1/15/36	1,230,000	1,122,563
		7,060,490
Media - 1.9%
AOL Time Warner, Inc. 6.75% 4/15/11	8,629,000	8,987,423
Comcast Corp.:
4.95% 6/15/16	8,729,000	8,219,785
6.45% 3/15/37	1,185,000	1,206,544
Cox Communications, Inc.:
6.45% 12/1/36 (c)	11,925,000	11,831,425
7.125% 10/1/12	8,325,000	8,878,371
Gannett Co., Inc. 5.23% 5/26/09 (g)	7,745,000	7,715,151
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,737,875
8.25% 2/1/30	8,580,000	8,233,720
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,098,629
News America, Inc.:
6.15% 3/1/37	2,880,000	2,782,048
6.2% 12/15/34	2,090,000	2,060,301
Time Warner Cable, Inc.:
5.85% 5/1/17	20,068,000	20,117,528
6.55% 5/1/37	1,185,000	1,209,525
Univision Communications, Inc. 3.875% 10/15/08	3,365,000	3,285,081
Viacom, Inc.:
5.75% 4/30/11	7,510,000	7,604,461
6.125% 10/5/17	4,415,000	4,414,810
6.75% 10/5/37	3,840,000	3,809,272
		105,191,949
TOTAL CONSUMER DISCRETIONARY		141,772,901
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 0.9%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	$ 2,730,000	$ 2,742,462
5.75% 10/23/17	3,478,000	3,497,752
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,715,000	3,612,135
		9,852,349
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
6.036% 12/10/28 (c)	2,437,726	2,340,607
6.302% 6/1/37 (g)	6,880,000	6,649,809
		8,990,416
Food Products - 0.3%
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	4,290,000	4,367,435
Kraft Foods, Inc.:
6% 2/11/13	6,570,000	6,754,650
6.875% 2/1/38	4,125,000	4,282,530
		15,404,615
Tobacco - 0.3%
Reynolds American, Inc.:
6.75% 6/15/17	6,865,000	6,992,160
7.25% 6/15/37	8,205,000	8,292,629
		15,284,789
TOTAL CONSUMER STAPLES		49,532,169
ENERGY - 1.8%
Energy Equipment & Services - 0.4%
DCP Midstream LLC 6.75% 9/15/37 (c)	3,320,000	3,357,151
Kinder Morgan, Inc. 6.5% 9/1/12	19,760,000	19,641,420
		22,998,571
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	3,030,000	3,085,237
6.45% 9/15/36	1,890,000	1,924,655
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	5,220,000	5,250,500
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,802,626
6.25% 2/15/13	4,500,000	4,665,029
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	10,974,272
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (c)	$ 11,250,000	$ 10,265,063
Nexen, Inc. 6.4% 5/15/37	3,510,000	3,504,110
Pemex Project Funding Master Trust 5.7238% 12/3/12 (c)(g)	4,130,000	4,065,985
Plains All American Pipeline LP:
6.125% 1/15/17	1,320,000	1,337,765
6.65% 1/15/37	4,105,000	4,131,251
Suncor Energy, Inc. 6.5% 6/15/38	4,860,000	5,196,409
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,200,000	2,144,030
Texas Eastern Transmission LP 6% 9/15/17 (c)	10,030,000	10,289,677
Valero Energy Corp. 6.625% 6/15/37	2,595,000	2,613,354
		72,249,963
TOTAL ENERGY		95,248,534
FINANCIALS - 11.0%
Capital Markets - 2.7%
Bear Stearns Companies, Inc. 6.95% 8/10/12	11,855,000	12,189,311
BlackRock, Inc. 6.25% 9/15/17	13,705,000	14,108,338
Deutsche Bank AG London 6% 9/1/17	3,040,000	3,152,398
Goldman Sachs Group, Inc. 6.75% 10/1/37	6,090,000	5,966,848
Janus Capital Group, Inc.:
5.875% 9/15/11	14,828,000	14,985,636
6.25% 6/15/12	5,900,000	6,040,857
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	2,415,776
JPMorgan Chase Capital XVIII 6.95% 8/17/36	5,900,000	5,604,127
JPMorgan Chase Capital XX 6.55% 9/29/36	39,970,000	36,064,371
Lazard Group LLC:
6.85% 6/15/17	2,362,000	2,332,877
7.125% 5/15/15	8,210,000	8,354,595
Lehman Brothers Holdings, Inc.:
6.2% 9/26/14	5,758,000	5,864,339
6.5% 7/19/17	2,335,000	2,362,686
Morgan Stanley:
4.75% 4/1/14	4,300,000	4,028,472
5.5431% 1/9/14 (g)	18,765,000	17,870,191
Nuveen Investments, Inc. 5% 9/15/10	4,335,000	3,955,688
		145,296,510
Commercial Banks - 2.2%
Bank of America NA 6% 10/15/36	17,165,000	16,417,035
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
BB&T Capital Trust IV 6.82% 6/12/77 (g)	$ 1,009,000	$ 949,239
Credit Suisse (Guernsey) Ltd. 5.86%	6,010,000	5,380,140
Export-Import Bank of Korea:
4.125% 2/10/09 (c)	1,485,000	1,465,206
5.125% 2/14/11	11,295,000	11,325,248
5.25% 2/10/14 (c)	2,560,000	2,531,889
HSBC Holdings PLC:
6.5% 5/2/36	5,385,000	5,254,975
6.5% 9/15/37	1,710,000	1,657,383
KeyCorp Capital Trust VII 5.7% 6/15/35	13,632,000	11,611,260
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,605,939
4.75% 7/20/09	3,520,000	3,500,035
Santander Issuances SA Unipersonal 5.805% 6/20/16 (c)(g)	5,630,000	5,745,584
Standard Chartered Bank 6.4% 9/26/17 (c)	12,120,000	12,307,775
Wachovia Bank NA 5.85% 2/1/37	15,905,000	14,332,536
Wells Fargo Bank NA:
4.75% 2/9/15	8,500,000	8,118,486
5.95% 8/26/36	11,463,000	10,769,867
		120,972,597
Consumer Finance - 0.4%
SLM Corp.:
4.5% 7/26/10	1,140,000	1,045,606
5.2438% 7/26/10 (g)	25,194,000	23,190,346
		24,235,952
Diversified Financial Services - 1.7%
Bank of America Corp.:
7.4% 1/15/11	15,336,000	16,483,255
7.8% 2/15/10	10,994,000	11,651,463
Citigroup, Inc.:
5.875% 5/29/37	1,300,000	1,213,242
6.125% 8/25/36	4,580,000	4,334,924
Deutsche Bank AG London 5.375% 10/12/12	2,805,000	2,874,166
JPMorgan Chase & Co.:
4.891% 9/1/15 (g)	6,010,000	5,787,600
5.6% 6/1/11	26,510,000	27,355,908
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	5,035,000	5,266,268
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc. 5.5% 1/15/14 (c)	$ 4,295,000	$ 4,273,834
ZFS Finance USA Trust I 6.15% 12/15/65 (c)(g)	3,000,000	2,903,838
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(g)	2,500,000	2,329,795
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(g)	6,090,000	5,622,215
		90,096,508
Insurance - 0.7%
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,503,952
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(g)	11,559,000	11,577,009
Liberty Mutual Group, Inc. 6.7% 8/15/16 (c)	7,190,000	7,460,488
Lincoln National Corp. 7% 5/17/66 (g)	1,430,000	1,435,753
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(g)	9,370,000	9,331,995
Symetra Financial Corp. 6.125% 4/1/16 (c)	3,545,000	3,529,884
		38,839,081
Real Estate Investment Trusts - 2.7%
AMB Property LP 5.9% 8/15/13	4,780,000	4,921,254
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,315,000	9,405,393
5.75% 4/1/12	2,055,000	2,034,269
Colonial Properties Trust:
4.75% 2/1/10	4,580,000	4,471,454
5.5% 10/1/15	16,890,000	15,318,149
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,865,000	1,822,323
4.625% 8/1/10	370,000	360,353
5% 5/3/10	3,280,000	3,227,510
5.25% 4/15/11	1,855,000	1,830,679
5.375% 10/15/12	1,825,000	1,774,280
Duke Realty LP:
5.5% 3/1/16	3,680,000	3,484,717
5.625% 8/15/11	755,000	759,259
5.95% 2/15/17	1,215,000	1,176,229
6.5% 1/15/18	4,005,000	4,027,708
Equity One, Inc.:
6% 9/15/17	3,010,000	2,825,102
6.25% 1/15/17	2,250,000	2,193,505
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	2,530,772
6% 7/15/12	1,635,000	1,678,084
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6.2% 1/15/17	$ 1,240,000	$ 1,236,435
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	1,043,836
6.65% 1/15/18	2,745,000	2,656,842
Liberty Property LP:
5.5% 12/15/16	3,150,000	2,947,216
6.625% 10/1/17	3,020,000	3,021,655
Mack-Cali Realty LP:
5.05% 4/15/10	3,185,000	3,227,679
7.25% 3/15/09	4,805,000	4,934,298
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,471,700
6% 3/31/16	1,240,000	1,174,900
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,847,990
4.875% 8/15/10	9,675,000	9,588,051
5.1% 6/15/15	5,540,000	5,208,647
5.375% 6/1/11	1,630,000	1,609,377
5.45% 3/15/13	22,350,000	22,099,188
5.75% 5/1/12	1,820,000	1,830,887
7.75% 1/20/11	1,100,000	1,177,188
Tanger Properties LP 6.15% 11/15/15	6,300,000	6,390,122
UDR, Inc. 5.5% 4/1/14	4,750,000	4,471,764
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,454,074
Washington (REIT) 5.95% 6/15/11	5,375,000	5,344,798
		147,577,687
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	2,805,000	2,780,616
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,601,996
		7,382,612
Thrifts & Mortgage Finance - 0.5%
Capmark Financial Group, Inc. 6.3% 5/10/17 (c)	2,480,000	1,848,748
Independence Community Bank Corp.:
3.75% 4/1/14 (g)	2,870,000	2,834,441
4.9% 9/23/10	13,255,000	13,272,404
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
The PMI Group, Inc. 6% 9/15/16	$ 5,285,000	$ 4,734,631
Washington Mutual, Inc. 4.625% 4/1/14	4,700,000	3,672,119
		26,362,343
TOTAL FINANCIALS		600,763,290
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	7,650,000	8,032,921
6.45% 9/15/37	7,633,000	8,363,295
		16,396,216
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (c)	1,900,000	1,857,250
7.45% 5/1/34 (c)	7,300,000	7,190,500
		9,047,750
Airlines - 1.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	243,535	245,361
6.978% 10/1/12	718,882	727,437
7.024% 4/15/11	2,545,000	2,554,544
7.858% 4/1/13	11,500,000	12,071,435
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	3,275,000	3,258,625
6.545% 8/2/20	1,350,830	1,357,584
6.648% 3/15/19	3,018,429	3,033,522
7.056% 3/15/11	2,000,000	2,025,000
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (c)	6,815,000	6,867,672
7.57% 11/18/10	6,500,000	6,565,000
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	2,229,866	2,201,993
8.36% 7/20/20	9,550,638	9,884,910
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	6,629,742	6,225,328
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	1,310,607	1,315,521
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
6.201% 3/1/10	$ 564,257	$ 561,436
6.602% 9/1/13	1,798,104	1,800,352
		60,695,720
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	6,280,000	6,042,503
Industrial Conglomerates - 0.5%
General Electric Co. 5.25% 12/6/17	26,460,000	26,403,534
Road & Rail - 0.0%
Canadian National Railway Co. 5.85% 11/15/17	2,130,000	2,153,040
Canadian Pacific Railway Co. 5.95% 5/15/37	445,000	401,184
		2,554,224
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,756,000	2,573,296
TOTAL INDUSTRIALS		107,317,027
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.1%
Tyco Electronics Group SA:
6.55% 10/1/17 (c)	3,985,000	4,098,855
7.125% 10/1/37 (c)	2,289,000	2,409,740
		6,508,595
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	2,869,942
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,555,967
6.375% 8/3/15	3,870,000	3,937,334
National Semiconductor Corp. 6.15% 6/15/12	3,260,000	3,323,185
		11,816,486
TOTAL INFORMATION TECHNOLOGY		21,195,023
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	4,465,000	4,582,117
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	$ 2,620,000	$ 2,804,338
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	3,770,000	3,850,113
		6,654,451
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	4,000,000	3,959,496
TOTAL MATERIALS		15,196,064
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
6.3% 1/15/38	4,650,000	4,724,367
6.8% 5/15/36	6,735,000	7,287,863
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,897,000	8,034,833
Deutsche Telekom International Finance BV 5.25% 7/22/13	5,295,000	5,273,709
Embarq Corp. 7.082% 6/1/16	7,535,000	7,763,921
KT Corp. 5.875% 6/24/14 (c)	3,275,000	3,338,561
Sprint Capital Corp.:
6.875% 11/15/28	715,000	678,080
8.75% 3/15/32	315,000	355,067
Telecom Italia Capital SA:
5.25% 10/1/15	23,315,000	22,714,615
7.2% 7/18/36	1,155,000	1,273,461
Telefonica Emisiones SAU:
6.221% 7/3/17	5,100,000	5,298,859
7.045% 6/20/36	2,670,000	2,984,489
		69,727,825
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. 6% 12/1/16	17,179,000	16,453,926
Vodafone Group PLC:
5% 12/16/13	3,935,000	3,868,624
5.625% 2/27/17	15,532,000	15,466,051
		35,788,601
TOTAL TELECOMMUNICATION SERVICES		105,516,426
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 3.8%
Electric Utilities - 1.9%
AmerenUE 6.4% 6/15/17	$ 8,199,000	$ 8,592,708
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,811,563
Commonwealth Edison Co. 5.4% 12/15/11	7,310,000	7,387,544
EDP Finance BV 6% 2/2/18 (c)	11,483,000	11,199,783
Enel Finance International SA:
6.25% 9/15/17 (c)	5,764,000	5,832,672
6.8% 9/15/37 (c)	6,313,000	6,342,703
Exelon Corp. 4.9% 6/15/15	14,900,000	14,025,623
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,223,650
Illinois Power Co. 6.125% 11/15/17 (c)	2,305,000	2,328,746
Nevada Power Co. 6.5% 5/15/18	1,920,000	1,958,400
Oncor Electric Delivery Co. 6.375% 5/1/12	7,700,000	8,015,792
Pacific Gas & Electric Co. 5.8% 3/1/37	3,200,000	3,085,638
Pennsylvania Electric Co. 6.05% 9/1/17 (c)	4,760,000	4,730,712
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,125,164
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	14,182,000	13,048,830
Progress Energy, Inc. 7.1% 3/1/11	7,905,000	8,412,454
		105,121,982
Gas Utilities - 0.5%
NiSource Finance Corp.:
5.4% 7/15/14	1,450,000	1,420,245
5.45% 9/15/20	5,172,000	4,628,138
5.585% 11/23/09 (g)	4,850,000	4,803,164
6.15% 3/1/13	3,565,000	3,675,066
6.4% 3/15/18	9,640,000	9,618,320
7.875% 11/15/10	1,705,000	1,808,698
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,735,000	2,690,056
		28,643,687
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,285,600
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	11,435,041
PPL Energy Supply LLC 6.2% 5/15/16	4,520,000	4,538,876
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,303,656
		22,563,173
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,694,065
6.3% 9/30/66 (g)	11,838,000	11,511,650
7.5% 6/30/66 (g)	7,960,000	7,869,765
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	$ 5,415,000	$ 5,654,809
National Grid PLC 6.3% 8/1/16	12,875,000	13,144,062
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	9,090,000	8,429,893
		51,304,244
TOTAL UTILITIES		207,633,086
TOTAL NONCONVERTIBLE BONDS (Cost $1,373,860,604)		1,360,570,736
U.S. Government and Government Agency Obligations - 14.3%

U.S. Government Agency Obligations - 1.1%
Freddie Mac 4.5% 7/15/13 (b)	50,000,000	51,183,700
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	8,290,000	8,311,140
7.63% 8/1/14	825,000	826,258
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		60,321,098
U.S. Treasury Inflation Protected Obligations - 5.6%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/27	60,963,868	64,491,897
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (e)	66,539,976	68,785,459
2.375% 1/15/17 (b)(e)	137,351,554	145,098,469
2.625% 7/15/17	23,129,248	24,980,212
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		303,356,037
U.S. Treasury Obligations - 7.6%
U.S. Treasury Bonds 5% 5/15/37 (b)	15,198,000	16,542,073
U.S. Treasury Notes:
3.375% 11/30/12 (d)	353,019,000	351,802,976
4% 4/15/10 (b)(e)	31,400,000	32,037,797
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 7/31/12 (e)	$ 10,916,000	$ 11,461,800
4.625% 11/15/16 (e)	3,725,000	3,901,066
TOTAL U.S. TREASURY OBLIGATIONS		415,745,712
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $759,753,842)		779,422,847
U.S. Government Agency - Mortgage Securities - 36.8%

Fannie Mae - 30.6%
3.751% 10/1/33 (g)	322,278	322,385
3.783% 6/1/34 (g)	1,689,886	1,681,771
3.797% 6/1/33 (g)	282,340	283,461
3.843% 5/1/34 (g)	12,125,643	12,082,549
3.915% 5/1/33 (g)	92,667	93,558
4% 6/1/18 to 9/1/19	40,129,871	38,715,667
4.062% 10/1/18 (g)	223,158	223,671
4.104% 1/1/35 (g)	512,778	519,721
4.105% 2/1/35 (g)	146,633	148,461
4.172% 1/1/35 (g)	762,574	759,465
4.198% 1/1/34 (g)	1,469,548	1,471,099
4.245% 1/1/34 (g)	984,624	986,422
4.25% 2/1/35 (g)	357,520	356,437
4.294% 3/1/35 (g)	301,232	303,032
4.299% 3/1/33 (g)	183,694	183,104
4.299% 4/1/35 (g)	160,588	162,461
4.336% 8/1/33 (g)	584,000	585,995
4.341% 5/1/35 (g)	321,203	325,428
4.345% 1/1/35 (g)	399,854	399,679
4.363% 2/1/34 (g)	699,493	701,175
4.39% 10/1/34 (g)	1,913,033	1,913,050
4.391% 2/1/35 (g)	594,007	593,318
4.406% 5/1/35 (g)	298,094	301,198
4.421% 8/1/34 (g)	973,016	973,983
4.434% 3/1/35 (g)	558,553	558,174
4.478% 1/1/35 (g)	370,168	369,706
4.479% 3/1/35 (g)	1,202,907	1,203,615
4.5% 5/1/18 to 8/1/35	105,445,559	102,984,600
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.501% 2/1/35 (g)	$ 5,286,012	$ 5,289,538
4.504% 3/1/35 (g)	1,154,900	1,155,617
4.529% 7/1/35 (g)	1,090,113	1,097,694
4.53% 2/1/35 (g)	258,332	261,630
4.531% 5/1/35 (g)	904,074	907,431
4.534% 7/1/34 (g)	1,856,825	1,862,174
4.539% 2/1/35 (g)	1,607,146	1,632,628
4.565% 11/1/34 (g)	973,424	973,956
4.565% 2/1/35 (g)	3,601,521	3,606,570
4.57% 7/1/35 (g)	1,406,269	1,411,932
4.598% 2/1/35 (g)	964,191	965,844
4.598% 2/1/35 (g)	134,830	136,921
4.622% 4/1/33 (g)	67,068	67,720
4.665% 11/1/34 (g)	1,169,836	1,173,896
4.678% 3/1/35 (g)	2,179,392	2,212,455
4.681% 9/1/35 (g)	13,941,915	13,982,668
4.694% 9/1/34 (g)	9,159,397	9,202,620
4.714% 7/1/34 (g)	952,222	956,126
4.721% 12/1/34 (g)	763,343	765,575
4.737% 7/1/35 (g)	3,540,316	3,538,910
4.743% 5/1/35 (g)	11,931,241	11,984,538
4.77% 12/1/34 (g)	294,683	295,463
4.784% 8/1/35 (g)	8,324,877	8,363,080
4.79% 5/1/35 (g)	11,285,897	11,391,037
4.799% 6/1/35 (g)	1,569,032	1,583,527
4.804% 9/1/35 (g)	7,321,201	7,353,898
4.832% 4/1/35 (g)	10,457,690	10,504,739
4.857% 10/1/34 (g)	4,192,166	4,215,039
4.873% 2/1/36 (g)	6,505,294	6,551,904
5% 2/1/18 to 6/1/34 (e)	102,115,052	101,529,370
5% 1/1/38 (d)	67,000,000	65,379,759
5% 1/1/38 (d)	57,000,000	55,621,586
5% 1/1/38 (d)	53,000,000	51,718,317
5% 1/1/38 (d)	83,000,000	80,992,836
5.042% 5/1/35 (g)	1,779,981	1,804,132
5.067% 9/1/34 (g)	2,785,169	2,803,209
5.082% 9/1/34 (g)	351,115	353,672
5.095% 1/1/36 (g)	11,979,614	12,105,867
5.112% 3/1/35 (g)	13,296,974	13,401,688
5.132% 3/1/35 (g)	179,808	181,407
5.156% 5/1/35 (g)	4,084,392	4,124,627
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.18% 6/1/35 (g)	$ 1,270,921	$ 1,287,899
5.194% 5/1/35 (g)	4,104,545	4,150,261
5.268% 9/1/36 (g)	9,540,832	9,651,706
5.276% 3/1/36 (g)	3,664,546	3,713,391
5.302% 12/1/34 (g)	474,997	479,690
5.334% 1/1/36 (g)	37,143,337	37,642,952
5.338% 2/1/36 (g)	38,372,412	38,953,831
5.422% 4/1/36 (g)	1,507,238	1,524,497
5.462% 2/1/36 (g)	7,727,000	7,831,546
5.497% 7/1/36 (g)	11,798,175	11,976,905
5.5% 2/1/11 to 9/1/36	61,512,776	62,054,691
5.5% 1/1/38 (d)	212,000,000	211,760,885
5.5% 1/1/38 (d)	100,000,000	99,887,210
5.5% 1/1/38 (d)	38,000,000	37,957,140
5.5% 1/1/38 (d)	43,000,000	42,951,500
5.5% 1/1/38 (d)	87,000,000	86,901,873
5.577% 6/1/36 (g)	18,416,354	18,701,291
5.585% 2/1/36 (g)	7,886,306	8,004,727
5.632% 1/1/36 (g)	5,868,234	5,963,916
5.648% 7/1/37 (g)	1,510,318	1,534,208
5.697% 3/1/36 (g)	5,801,904	5,899,226
5.792% 2/1/36 (g)	1,378,076	1,403,650
5.8% 1/1/36 (g)	1,543,133	1,570,269
6% 4/1/08 to 10/1/37	96,706,400	98,088,511
6.035% 4/1/36 (g)	1,085,201	1,107,966
6.06% 4/1/36 (g)	16,627,404	17,004,995
6.159% 4/1/36 (g)	3,493,835	3,564,799
6.224% 6/1/36 (g)	545,125	553,332
6.32% 4/1/36 (g)	986,715	1,009,102
6.5% 2/1/12 to 5/1/34	57,409,918	59,419,527
6.5% 1/1/38 (d)	50,000,000	51,401,500
6.5% 1/1/38 (d)	27,000,000	27,756,810
6.5% 1/1/38 (d)	18,000,000	18,504,540
7% 3/1/08 to 2/1/33	10,337,250	10,859,023
7.5% 10/1/09 to 11/1/31	4,178,652	4,515,757
8% 6/1/10 to 6/1/29	1,887	2,032
11.5% 11/1/15	18,068	19,276
TOTAL FANNIE MAE		1,668,275,219
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 4.4%
3.913% 6/1/34 (g)	$ 3,434,389	$ 3,410,939
4% 7/1/18 to 9/1/20	7,912,294	7,606,604
4.103% 1/1/35 (g)	332,121	334,470
4.241% 6/1/35 (g)	10,656,087	10,620,069
4.299% 12/1/34 (g)	485,522	483,269
4.306% 3/1/35 (g)	404,956	406,156
4.332% 3/1/35 (g)	783,101	779,488
4.374% 2/1/35 (g)	960,541	956,133
4.413% 6/1/35 (g)	624,632	628,537
4.417% 2/1/34 (g)	397,618	395,905
4.423% 3/1/35 (g)	544,395	541,984
4.45% 3/1/35 (g)	521,864	519,945
4.467% 3/1/35 (g)	1,350,864	1,346,796
4.5% 5/1/19	1,253,838	1,236,199
4.54% 2/1/35 (g)	896,835	894,716
4.641% 5/1/35 (g)	3,125,175	3,122,353
4.737% 10/1/35 (g)	29,437,380	29,421,837
4.771% 7/1/35 (g)	4,219,601	4,219,610
4.79% 2/1/36 (g)	7,474,573	7,483,588
4.841% 9/1/35 (g)	13,678,248	13,711,446
5% 11/1/33	518,725	506,870
5% 4/1/35 (g)	2,058,887	2,083,355
5.13% 4/1/35 (g)	2,418,068	2,434,489
5.176% 2/1/36 (g)	28,003,333	28,209,606
5.294% 6/1/35 (g)	19,053,271	19,223,016
5.532% 1/1/36 (g)	1,478,082	1,495,129
5.679% 4/1/36 (g)	11,708,745	11,852,541
5.758% 10/1/35 (g)	952,745	965,041
5.791% 11/1/36 (g)	13,709,932	13,939,025
5.847% 6/1/36 (g)	1,239,851	1,258,045
6% 10/1/23 to 5/1/33	5,768,254	5,892,548
6.031% 7/1/37 (g)	6,355,569	6,440,015
6.046% 6/1/36 (g)	1,186,885	1,203,556
6.095% 4/1/36 (g)	1,922,148	1,954,473
6.107% 6/1/36 (g)	1,114,966	1,135,969
6.258% 9/1/36 (g)	10,262,861	10,448,444
6.55% 7/1/36 (g)	13,427,441	13,705,577
6.721% 10/1/36 (g)	6,673,195	6,817,043
6.737% 1/1/37 (g)	9,076,668	9,267,350
6.85% 10/1/36 (g)	8,851,496	9,023,702
7.5% 11/1/16 to 6/1/32	2,075,787	2,232,401
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8% 7/1/25 to 10/1/27	$ 68,930	$ 74,893
8.5% 2/1/19 to 8/1/22	9,757	10,737
12% 11/1/19	12,251	13,867
TOTAL FREDDIE MAC		238,307,736
Government National Mortgage Association - 1.8%
4.75% 1/20/34 (g)	2,982,439	2,996,199
6% 6/15/08 to 9/15/10	585,608	600,207
6.5% 5/15/08 to 12/15/32	9,274,590	9,698,117
6.5% 1/1/38 (d)	74,000,000	76,421,102
7% 6/15/24 to 12/15/33	7,496,518	7,862,071
7.5% 3/15/22 to 8/15/28	2,436,313	2,615,237
8% 4/15/24 to 12/15/25	140,289	152,702
8.5% 8/15/29 to 11/15/31	333,277	368,695
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		100,714,330
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,991,048,028)		2,007,297,285
Asset-Backed Securities - 2.2%

ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1 Class M1, 5.385% 4/25/34 (g)	2,312,104	2,033,487
Airspeed Ltd. Series 2007-1A Class C1, 7.5275% 4/15/24 (c)(g)	5,311,183	5,098,736
Argent Securities, Inc. Series 2003-W3 Class M2, 6.5888% 9/25/33 (g)	4,582,628	4,159,732
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.3775% 4/15/33 (g)	3,767,205	3,470,619
Series 2004-HE2 Class M1, 5.415% 4/25/34 (g)	3,320,000	2,840,768
Capital Auto Receivables Asset Trust Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	1,340,000	1,342,075
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (c)	964,950	947,616
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	13,965,000	14,130,226
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (c)	1,246,988	261,867
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 5.295% 5/25/33 (g)	668,774	612,242
Asset-Backed Securities - continued
	Principal Amount	Value
CPS Auto Receivables Trust Series 2006-A Class A4, 5.29% 11/15/12 (c)	$ 2,144,999	$ 2,166,686
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (c)	4,725,000	4,290,772
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	2,706,000	2,664,977
Class C, 5.074% 6/15/35 (c)	2,457,000	2,399,801
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (c)	9,235,000	9,289,438
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (c)	2,860,000	2,721,407
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.295% 1/25/35 (g)	900,000	773,010
Class M2, 5.325% 1/25/35 (g)	1,300,000	1,185,230
Class M3, 5.355% 1/25/35 (g)	700,000	644,257
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	3,196,200	3,245,267
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.185% 8/25/33 (g)	1,475,677	1,360,113
Series 2003-4 Class M1, 6.065% 10/25/33 (g)	122,172	114,109
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.2588% 1/20/35 (g)	581,627	539,866
Class M2, 5.1288% 1/20/35 (g)	436,220	412,511
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	13,430,000	13,559,001
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	5,900,000	5,162,819
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 5.615% 7/25/33 (g)	5,210,215	4,858,525
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.58% 6/30/12 (c)(g)	7,800,000	7,705,620
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 5.965% 12/27/32 (g)	786,597	755,194
Series 2004-NC2 Class M1, 5.415% 12/25/33 (g)	1,307,362	1,145,466
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class M1, 5.945% 8/25/32 (g)	772,907	708,002
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	5,150,000	1,659,124
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	2,300,000	288,578
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	712,109	666,928
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.66% 3/25/35 (g)	2,395,000	2,159,994
Asset-Backed Securities - continued
	Principal Amount	Value
Specialty Underwriting & Residential Finance Trust Series 2003-BC4 Class M1, 5.465% 11/25/34 (g)	$ 985,000	$ 830,704
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.225% 2/25/34 (g)	172,951	144,630
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.2275% 6/15/10 (g)	3,540,000	3,466,068
Swift Master Auto Receivables Trust Series 2007-1:
Class B, 5.2475% 6/15/12 (g)	3,980,000	3,861,916
Class C, 5.5275% 6/15/12 (g)	2,375,000	2,309,936
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (c)(g)	2,329,159	1,904,320
TOTAL ASSET-BACKED SECURITIES (Cost $123,373,513)		117,891,637
Collateralized Mortgage Obligations - 12.2%

Private Sponsor - 3.8%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	865,000	794,217
Class C, 5.6984% 4/10/17	2,315,000	2,096,596
Class D, 5.6984% 5/10/17	1,160,000	1,000,379
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.4006% 11/25/33 (g)	2,933,674	2,885,815
Series 2004-A:
Class 2A1, 3.5466% 2/25/34 (g)	1,721,548	1,681,988
Class 2A2, 4.0976% 2/25/34 (g)	7,408,461	7,267,617
Series 2004-D Class 2A1, 3.6148% 5/25/34 (g)	849,291	827,644
Series 2004-J Class 2A1, 4.7598% 11/25/34 (g)	2,900,057	2,852,259
Series 2005-E Class 2A7, 4.6074% 6/25/35 (g)	3,890,000	3,796,306
Series 2005-H:
Class 1A1, 4.9131% 9/25/35 (g)	907,022	894,968
Class 2A2, 4.8019% 9/25/35 (g)	975,627	968,904
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (g)(i)	38,000,251	3,895,026
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0786% 8/25/35 (e)(g)	3,254,565	3,216,477
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.145% 1/25/35 (g)	3,016,879	2,944,291
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3552% 2/25/37 (g)	548,835	540,732
Class 5A1, 4.17% 2/25/37 (g)	4,583,036	4,485,822
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Chase Mortgage Finance Trust: - continued
Series 2007-A2:
Class 2A1, 4.2417% 7/25/37 (g)	$ 2,628,080	$ 2,614,514
Class 3A1, 4.5604% 7/25/37 (g)	4,704,881	4,634,261
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.265% 1/25/34 (g)	349,500	342,857
Series 2005-1 Class 5A2, 5.195% 5/25/35 (g)	1,018,980	958,757
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6276% 11/25/34 (g)	2,849,329	2,801,386
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.2979% 11/19/35 (g)	7,482,541	7,318,392
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 5.5488% 12/20/54 (c)(g)	3,100,000	1,846,980
Series 2006-2 Class C1, 5.65% 12/20/54 (g)	8,395,000	4,981,593
Series 2007-1:
Class 2B1, 6.3138% 12/20/54 (g)	2,840,000	2,256,664
Class 2C1, 5.0463% 12/20/54 (g)	1,575,000	904,050
Class 2M1, 5.0763% 12/20/54 (g)	3,420,000	2,462,058
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.836% 4/25/35 (g)	3,004,391	2,957,652
JPMorgan Mortgage Trust:
Series 2006-A4 Class 1A1, 5.8209% 6/25/36 (g)	912,313	910,568
Series 2007-A1 Class 3A2, 5.0057% 7/25/35 (g)	3,006,531	2,967,070
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	506,149	508,996
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 5.255% 3/25/28 (g)	1,325,598	1,291,644
Series 2004-E Class A2B, 5.455% 11/25/29 (g)	1,046,253	1,003,947
Series 2004-G Class A2, 5.6934% 11/25/29 (g)	573,434	548,917
Series 2005-B Class A2, 5.085% 7/25/30 (g)	703,366	690,460
Series 2003-H Class XA1, 1% 1/25/29 (i)	5,195,333	104
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	8,450,000	8,489,118
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.155% 7/25/35 (g)	3,518,647	2,824,770
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6502% 10/25/35 (g)	5,717,631	5,649,332
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B3, 6.6925% 6/10/35 (c)(g)	$ 1,627,177	$ 1,553,255
Class B4, 6.8925% 6/10/35 (c)(g)	1,453,490	1,369,971
Class B5, 7.4925% 6/10/35 (c)(g)	987,276	925,764
Class B6, 7.9925% 6/10/35 (c)(g)	594,194	535,332
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 4.965% 9/25/46 (g)	9,073,016	8,815,002
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,254,110	1,276,918
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	931,924	858,244
Series 2006-C2 Class H, 6.308% 7/18/33 (c)	4,630,000	4,500,073
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.69% 1/20/35 (g)	2,206,405	2,140,671
Series 2004-4 Class A, 5.6206% 5/20/34 (g)	1,133,150	1,108,526
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.175% 7/25/35 (g)	3,154,165	2,956,104
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 6.865% 9/25/35 (c)(g)	5,503,000	440,240
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.105% 10/25/35 (g)	2,753,935	2,749,253
Class A4, 5.135% 10/25/35 (g)	7,570,975	7,550,605
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.9398% 7/25/34 (g)	1,270,000	1,255,366
Series 2005-AR14 Class 1A1, 5.0564% 12/25/35 (g)	9,694,008	9,569,146
WaMu Mortgage Securities Corp. pass-thru certificates sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	349,382	368,281
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1099% 6/25/35 (g)	5,610,917	5,487,014
Series 2005-AR12:
Class 2A5, 4.3221% 7/25/35 (g)	2,825,000	2,778,042
Class 2A6, 4.3221% 7/25/35 (g)	3,694,945	3,621,098
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	10,167,452	9,968,962
Series 2005-AR3 Class 2A1, 4.1973% 3/25/35 (g)	1,418,408	1,407,069
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2006-AR8:
Class 2A6, 5.2378% 4/25/36 (g)	$ 9,805,000	$ 9,691,902
Class 3A1, 5.24% 4/25/36 (g)	26,096,387	25,841,401
TOTAL PRIVATE SPONSOR		205,881,370
U.S. Government Agency - 8.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,642,369
Series 1999-57 Class PH, 6.5% 12/25/29	7,508,999	7,823,665
Series 2006-45 Class OP, 6/25/36 (j)	3,681,518	2,847,601
Series 2006-53 Class PB, 5.5% 1/25/30	28,225,000	28,782,545
Series 2006-64:
Class MB, 5.5% 9/25/33	14,000,000	14,213,016
Class PB, 5.5% 9/25/33	20,000,000	20,304,308
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.115% 10/25/35 (g)	12,285,456	12,216,268
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	184,756	186,217
Series 2005-1 Class GC, 5% 2/25/28	20,000,000	20,087,744
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	13,862,261
Series 2006-57 Class PC, 5.5% 10/25/32	15,000,000	15,185,460
sequential payer:
Series 2003-112 Class AN, 4% 11/25/18	5,525,000	5,235,410
Series 2004-3 Class BA, 4% 7/25/17	359,929	354,602
Series 2004-70 Class GB, 4.5% 1/25/32	16,700,000	16,185,835
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (j)	3,809,023	2,745,150
Series 2498 Class PD, 5.5% 2/15/16	451,259	451,146
Series 2543 Class PM, 5.5% 8/15/18	708,284	707,781
Series 2614 Class TD, 3.5% 5/15/16 (e)	4,253,811	4,187,957
Series 2665 Class PB, 3.5% 6/15/23	443,034	440,062
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,300,586
Series 2695 Class GC, 4.5% 11/15/18	4,015,000	4,015,819
Series 2728 Class PG, 5% 8/15/32	5,000,000	4,901,922
Series 2731 Class PU, 4.5% 5/15/26	5,115,000	5,078,990
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,832,584
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2773:
Class ED, 4.5% 8/15/17	$ 16,863,000	$ 16,740,807
Class EG, 4.5% 4/15/19	13,500,000	13,171,222
Series 2775 Class OC, 4.5% 12/15/15 (e)	21,634,000	21,661,181
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,354,027
Series 2836 Class EG, 5% 12/15/32	20,000,000	19,572,058
Series 2852 Class TJ, 5% 8/15/30	3,000,000	3,005,606
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,895,126
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,680,211
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,404,517
Series 2966 Class ND, 5% 4/15/33	23,353,000	22,836,380
Series 3018 Class UD, 5.5% 9/15/30	4,695,000	4,778,588
Series 3033 Class UD, 5.5% 10/15/30	3,180,000	3,236,821
Series 3075 Class PB, 5.5% 7/15/30	10,044,588	10,252,574
Series 3078 Class PB, 5.5% 7/15/29	17,185,000	17,492,771
Series 3079 Class MB, 5% 10/15/28	9,682,692	9,758,523
Series 3082 Class PG, 5% 10/15/29	15,809,403	15,928,996
Series 3118 Class QB, 5% 2/15/29	10,601,669	10,681,549
sequential payer:
Series 2672 Class NF, 4% 12/15/16	1,528,500	1,509,876
Series 2750 Class ZT, 5% 2/15/34	4,431,471	4,078,641
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	5,856,009
Series 2729 Class CN, 4% 12/15/20	13,317,056	13,074,934
Series 2823 Class EL, 4.5% 5/15/18	34,323,000	33,844,359
TOTAL U.S. GOVERNMENT AGENCY		457,404,074
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $665,353,340)		663,285,444
Commercial Mortgage Securities - 11.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5956% 2/14/43 (g)(i)	29,849,919	1,333,366
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5:
Class A1, 5.185% 7/10/11	2,493,381	2,500,482
Class A2, 5.317% 10/10/11	16,170,000	16,224,538
Class A3, 5.39% 2/10/14	3,670,000	3,669,048
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2006-5 Class XP, 0.832% 9/10/47 (i)	$ 83,960,714	$ 2,236,092
Series 2007-3 Class A3, 5.8378% 6/10/49 (g)	8,000,000	8,113,107
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A3, 4.05% 11/10/38	1,000,000	986,595
Series 2005-1 Class A3, 4.877% 11/10/42	7,030,000	7,011,153
Series 2005-3 Series A3B, 5.09% 7/10/43 (g)	10,415,000	10,327,618
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class K, 7.6275% 11/15/15 (c)(g)	355,992	352,487
Bayview Commercial Asset Trust floater:
Series 2004-2 Class A, 5.295% 8/25/34 (c)(g)	1,898,970	1,849,419
Series 2004-3:
Class A2, 5.285% 1/25/35 (c)(g)	321,699	310,440
Class M1, 5.365% 1/25/35 (c)(g)	355,849	341,559
Class M2, 5.865% 1/25/35 (c)(g)	222,715	206,638
Series 2007-2A:
Class A1, 5.135% 7/25/37 (c)(g)	1,356,378	1,273,936
Class A2, 5.185% 7/25/37 (c)(g)	1,271,423	1,177,060
Class B1, 6.465% 7/25/37 (c)(g)	376,503	288,966
Class B2, 7.115% 7/25/37 (c)(g)	328,234	229,918
Class B3, 8.215% 7/25/37 (c)(g)	366,850	260,864
Class M1, 5.235% 7/25/37 (c)(g)	424,773	398,689
Class M2, 5.275% 7/25/37 (c)(g)	217,214	200,380
Class M3, 5.355% 7/25/37 (c)(g)	217,214	199,429
Class M4, 5.515% 7/25/37 (c)(g)	468,216	400,105
Class M5, 5.615% 7/25/37 (c)(g)	415,119	346,106
Class M6, 5.865% 7/25/37 (c)(g)	521,313	428,698
Series 2007-3:
Class B1, 5.815% 7/25/37 (c)(g)	358,100	349,148
Class B2, 6.465% 7/25/37 (c)(g)	931,979	908,680
Class B3, 8.865% 7/25/37 (c)(g)	477,467	463,143
Class M1, 5.175% 7/25/37 (c)(g)	312,190	309,068
Class M2, 5.205% 7/25/37 (c)(g)	330,554	327,249
Class M3, 5.235% 7/25/37 (c)(g)	541,742	535,647
Class M4, 5.365% 7/25/37 (c)(g)	849,341	836,601
Class M5, 5.465% 7/25/37 (c)(g)	426,966	418,427
Class M6, 5.665% 7/25/37 (c)(g)	321,372	314,945
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	9,520,266	9,555,692
Series 2006-T24 Class A1, 4.905% 10/12/41 (g)	6,709,198	6,680,780
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW16 Class AM, 5.7129% 6/11/40	$ 460,000	$ 461,583
Series 2004-ESA:
Class C, 4.937% 5/14/16 (c)	2,395,000	2,426,847
Class D, 4.986% 5/14/16 (c)	875,000	887,206
Class E, 5.064% 5/14/16 (c)	2,705,000	2,745,541
Class F, 5.182% 5/14/16 (c)	650,000	660,763
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,589,432
Series 2007-T28 Class A1, 5.422% 9/11/42	2,913,617	2,936,801
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,788,986
Class F, 7.734% 1/15/32	920,000	969,368
Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(g)	2,080,000	2,178,144
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8887% 12/10/49 (g)	8,300,000	8,534,754
COMM pass-thru certificates sequential payer Series 2006-C8 Class A3, 5.31% 12/10/46	36,125,000	35,972,325
COMM pass-thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	20,000,000	20,202,510
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	9,885,000	9,958,133
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1998-C1 Class A1B, 6.48% 5/17/40	286,870	287,441
Series 2003-C4 Class A3, 4.7% 8/15/36 (g)	320,000	320,030
Series 1997-C2 Class D, 7.27% 1/17/35	8,060,509	8,083,828
Series 1998-C1 Class D, 7.17% 5/17/40	5,830,000	6,154,635
Series 1999-C1 Class E, 8.1577% 9/15/41 (g)	5,030,000	5,233,558
Series 2003-C3 Class ASP, 1.8185% 5/15/38 (c)(g)(i)	47,905,748	1,659,244
Series 2004-C1 Class ASP, 0.9487% 1/15/37 (c)(g)(i)	35,750,391	752,210
Series 2006-C1 Class A3, 5.711% 2/15/39 (g)	58,616,000	59,315,811
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (g)	950,000	797,578
Class J, 5.9985% 5/15/23 (c)(g)	1,605,000	1,294,139
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	13,184,181
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,865,000	1,949,409
Commercial Mortgage Securities - continued
	Principal Amount	Value
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	$ 6,700,000	$ 6,870,985
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	6,160,000	6,229,700
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer:
Series 2002-26 Class C, 6.0067% 2/16/24 (g)	2,446,660	2,478,827
Series 2002-35 Class C, 5.8735% 10/16/23 (g)	181,567	183,554
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	5,585,653	5,538,211
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2005-C1 Class A2, 4.471% 5/10/43 (g)	3,750,000	3,710,955
Series 2004-C3 Class X2, 0.8436% 12/10/41 (g)(i)	5,487,686	99,550
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	3,002,662
Series 2003-C1 Class XP, 2.0572% 7/5/35 (c)(g)(i)	23,544,518	983,553
Series 2006-GG7 Class A3, 6.1101% 7/10/38	6,310,000	6,494,896
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class D, 5.6219% 3/1/20 (c)(g)	4,485,000	4,300,759
Class H, 5.9019% 3/1/20 (c)(g)	480,000	457,200
Class J, 6.1019% 3/1/20 (c)(g)	690,000	655,500
sequential payer:
Series 1998-GLII Class A2, 6.562% 4/13/31	4,896,815	4,896,343
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	5,835,000	6,215,573
Series 1998-GLII Class E, 7.1716% 4/13/31 (g)	4,103,000	4,119,293
Series 2006-GG6 Class A2, 5.506% 4/10/38 (g)	10,200,000	10,314,071
GS Mortgage Securities Trust:
sequential payer Series 2007-GG10 Class A4, 5.9933% 8/10/45 (g)	23,260,000	23,954,999
Series 2006-GG8 Class B, 5.662% 11/10/39	9,875,000	9,314,972
Series 2007-GG10 Class A1, 5.69% 8/10/45	3,496,620	3,545,745
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	3,200,000	3,468,081
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	9,307,000	9,116,210
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,740,000	3,699,464
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer: - continued
Series 2006-CB14 Class A3B, 5.6682% 12/12/44 (g)	$ 2,375,000	$ 2,394,020
Series 2006-CB17 Class A4, 5.429% 12/12/43	7,221,000	7,261,091
Series 2007-LDPX Class A3, 5.412% 1/15/49	7,221,000	7,197,562
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1339% 7/15/44 (g)	3,650,000	3,816,998
Series 1998-C1 Class B, 6.59% 2/18/30	360,411	359,532
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	3,951,702
Series 2007-C3:
Class F, 6.1339% 7/15/44 (g)	3,100,000	2,566,233
Class G, 6.1339% 7/15/44 (c)(g)	5,475,000	4,410,019
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	4,587,143	4,666,082
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	990,776
Series 2005-C3 Class A2, 4.553% 7/15/30	3,240,000	3,210,084
Series 2006-C7 Class A1, 5.279% 11/15/38	1,392,785	1,402,219
Series 2006-C3 Class A3 5.689% 3/15/32	10,500,000	10,647,177
Series 2007-C2 Class AM, 5.493% 2/15/40 (g)	7,221,000	7,101,222
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,110,000	2,105,551
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,865,000	3,822,611
Series 2007-C1 Class A4, 6.0228% 7/12/40 (g)	7,220,000	7,493,590
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,504,339
Series 2007-5 Class A4, 5.378% 8/12/48	3,635,000	3,635,676
Series 2007-7 Class B, 5.75% 6/25/50	1,365,000	1,236,017
Morgan Stanley Capital I Trust:
sequential payer:
Series 1999-WF1 Class A2, 6.21% 11/15/31	1,146,218	1,149,594
Series 2006-T23 Class A1, 5.682% 8/12/41	2,207,288	2,238,309
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (g)	8,435,000	8,415,606
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	6,879,335	6,923,304
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ14:
Class AM, 5.8768% 4/15/49 (g)	$ 7,221,000	$ 7,228,606
Series 1999-RM1 Class E, 7.2162% 12/15/31 (g)	824,000	838,294
Series 2006-HQ8 Class A3, 5.6135% 3/12/16 (g)	5,075,000	5,118,151
Series 2006-T23 Class A3, 5.9812% 8/12/41 (g)	2,485,000	2,544,622
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	25,000,000	25,481,993
Class B, 5.914% 4/15/49	3,845,000	3,539,426
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5479% 3/12/35 (c)(g)(i)	29,978,822	1,065,420
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,261,217
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (c)	4,300,000	4,590,633
Class E3, 7.253% 3/15/13 (c)	3,100,716	3,104,046
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C24 Class A2, 5.506% 3/15/45	2,543,889	2,567,473
Series 2006-C29 Class A3, 5.319% 11/15/48	7,500,000	7,456,235
Series 2007-C30 Class A5, 5.342% 12/15/43	7,221,000	7,198,956
Series 2007-C31:
Class A1, 5.14% 4/15/47	2,147,024	2,148,953
Class A4, 5.509% 4/15/47	6,350,000	6,397,907
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,641,478
Series 2006-C25 Class AM, 5.928% 5/15/43 (g)	14,540,000	14,679,859
Series 2007-C31:
Class AM, 5.591% 4/15/47	7,221,000	7,140,008
Class C, 5.8818% 4/15/47 (g)	4,335,000	3,907,703
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $612,319,585)		610,771,927
Municipal Securities - 0.2%

California Gen. Oblig. 5% 9/1/35 (Cost $12,815,036)	12,100,000	12,192,202
Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount	Value
Israeli State:
4.625% 6/15/13	$ 2,840,000	$ 2,883,168
5.5% 11/9/16	9,750,000	9,931,067
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,505,584)		12,814,235
Fixed-Income Funds - 16.8%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $1,018,803,671)	10,242,186	914,319,953
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (g)	$ 7,065,000	6,885,216
TOTAL PREFERRED SECURITIES (Cost $7,065,000)		6,885,216
Cash Equivalents - 8.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
4.71%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	$ 247,289,624	247,225,000
4.76%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (a)	217,309,443	217,252,000
TOTAL CASH EQUIVALENTS (Cost $464,477,000)		464,477,000
TOTAL INVESTMENT PORTFOLIO - 127.5% (Cost $7,041,375,203)		6,949,928,482
NET OTHER ASSETS - (27.5)%		(1,499,048,508)
NET ASSETS - 100%		$ 5,450,879,974
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley,
Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37

	Sept. 2037	$ 2,800,000	$ (2,381,349)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	1,026,000	(257,282)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	947,030	(231,408)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	1,160,000	(330,339)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 8.365% 8/25/34	Sept. 2034	311,325	(85,682)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	695,218	(180,815)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.47% 12/25/35

	Jan. 2036	$ 2,800,000	$ (2,316,440)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	3,465,000	12,748
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,700,000	2,865
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	3,100,000	49,077
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	4,400,000	496,690
Receive from Credit Suisse First Boston upon credit event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12, and pay quarterly notional amount multiplied by .44%	Sept. 2012	6,300,000	69,744
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	7,750,000	180,528
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .35%	Dec. 2012	5,000,000	172,980
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .73%	Sept. 2012	$ 5,700,000	$ (86,293)
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	4,400,000	476,854
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	3,870,000	(52,744)
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	4,280,000	13,346
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.80%	Dec. 2012	1,500,000	88,254
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	5,700,000	81,770
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	6,300,000	13,118
Receive from Goldman Sachs upon credit event of PMI Group, Inc., par value of the notional amount of PMI Group, Inc. 6% 9/15/16, and pay quarterly notional amount multiplied by 1.68%	June 2016	2,555,000	165,284
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Lehman Brothers, Inc. upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.65%

	Dec. 2012	$ 1,500,000	$ 97,292
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	2,520,000	(150,643)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	3,760,000	(141,500)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	Oct. 2034	3,600,000	(940,422)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (f)	Sept. 2037	13,600,000	(7,616,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (f)	Sept. 2037	4,200,000	(2,352,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	August 2037	15,000,000	(8,400,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)

	Sept. 2037	$ 12,000,000	$ (6,720,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (f)	Sept. 2037	2,500,000	(1,400,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par vale of the proportional notional amount (f)	Sept. 2037	9,200,000	(5,152,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional amount (f)	Sept. 2037	3,800,000	(2,128,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	August 2037	4,600,000	(2,576,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	Sept. 2037	7,600,000	(4,256,000)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	5,700,000	(1,410,148)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 2,000,000	$ (665,013)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	910,337	(87,436)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,000,000	(771,059)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,026,000	(189,462)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,026,000	(125,798)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	6,700,000	(5,808,031)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	940,000	(400,876)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 1,026,000	$ (436,685)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	3,600,000	(2,993,029)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	90,346	(74,937)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	135,492	(21,533)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	60,660	(50,091)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	3,525,000	(1,603,699)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	842,628	(257,438)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34

	Dec. 2034	$ 3,400,000	$ (985,688)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	6,700,000	(5,777,127)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	2,200,000	(1,016,510)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	3,600,000	(2,990,148)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	3,600,000	(3,225,557)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,026,000	(311,384)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2035	3,000,000	(1,802,174)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36

	August 2036	$ 2,200,000	$ (1,805,287)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	2,200,000	(1,456,021)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	32,630,000	35,534
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	3,700,000	2,190
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	4,000,000	(36,172)
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	4,020,000	(29,440)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	3,100,000	(26,008)
TOTAL CREDIT DEFAULT SWAPS		264,598,036	(80,153,394)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	$ 100,000,000	$ 3,056,300
Receive semi-annually a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	92,105,000	2,304,412
Receive semi-annually a fixed rate equal to 5.3135% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2009	150,085,000	5,491,100
TOTAL INTEREST RATE SWAPS		342,190,000	10,851,812
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	18,800,000	303,217
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	50,000,000	806,429
TOTAL TOTAL RETURN SWAPS		68,800,000	1,109,646
		$ 675,588,036	$ (68,191,936)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $311,029,243 or 5.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $49,395,857.
(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$247,225,000 due 1/02/08 at 4.71%
Banc of America Securities LLC	$ 112,137,476
Bank of America, NA	46,241,514
Barclays Capital, Inc.	77,069,190
ING Financial Markets LLC	9,464,744
WestLB AG	2,312,076
$ 247,225,000
$217,252,000 due 1/02/08 at 4.76%
BNP Paribas Securities Corp.	$ 36,980,213
Banc of America Securities LLC	71,180,159
J.P. Morgan Securities, Inc.	36,980,213
Societe Generale, New York Branch	36,980,213
UBS Securities LLC	35,131,202
$ 217,252,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 12,945,368
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 970,549,545	$ -	$ -	$ 914,319,953	9.0%
Income Tax Information

At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $7,041,251,242. Net unrealized depreciation aggregated $91,322,760, of which $81,752,290 related to appreciated investment securities and $173,075,050 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 29, 2008